UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9651
                                   811-9735

Name of Fund:  Merrill Lynch Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Focus Twenty Fund, Inc.
     and Master Focus Twenty Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Focus Twenty Fund, Inc.

Schedule of Investments as of February 28, 2005

                      Beneficial Interest    Mutual Funds                                                         Value
                          $ 1,700,060,183    Master Focus Twenty Trust                                      $   123,731,828

                                             Total Mutual Funds (Cost - $115,521,782) - 100.3%                  123,731,828


Total Investments (Cost - $115,521,782) - 100.3%                                                                123,731,828
Liabilities in Excess of Other Assets - (0.3%)                                                                    (405,174)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   123,326,654
                                                                                                            ===============


Master Focus Twenty Trust

Schedule of Investments as of February 28, 2005

Industry*                                 Shares Held    Common Stocks                                             Value
Auto Components - 4.6%                        112,900    Autoliv, Inc.                                      $     5,647,258

Biotechnology - 4.0%                           52,200    Genentech, Inc. (c)(d)                                   2,463,840
                                               56,600    ImClone Systems, Inc. (d)                                2,505,116
                                                                                                            ---------------
                                                                                                                  4,968,956

Capital Markets - 2.0%                         22,400    Goldman Sachs Group, Inc.                                2,437,120

Commercial Services & Supplies - 4.8%         205,100    Robert Half International, Inc.                          5,982,767

Communications Equipment - 13.6%              265,000    Comverse Technology, Inc. (c)(d)                         6,150,650
                                              237,000    Juniper Networks, Inc. (d)                               5,104,980
                                              351,800    Motorola, Inc.                                           5,509,188
                                                                                                            ---------------
                                                                                                                 16,764,818

Computers & Peripherals - 5.3%                146,800    Apple Computer, Inc. (d)                                 6,585,448

Containers & Packaging - 4.0%                 112,600    Ball Corp.                                               4,999,440

Electronic Equipment & Instruments - 10.1%    202,200    Flir Systems, Inc. (d)                                   6,318,750
                                              215,300    Tektronix, Inc.                                          6,226,476
                                                                                                            ---------------
                                                                                                                 12,545,226

Health Care Equipment & Supplies - 4.0%        75,600    Boston Scientific Corp. (d)                              2,469,096
                                               41,500    Fisher Scientific International (d)                      2,516,975
                                                                                                            ---------------
                                                                                                                  4,986,071

Health Care Providers & Services - 2.0%        62,900    Caremark Rx, Inc. (d)                                    2,407,812

Insurance - 2.1%                               68,900    HCC Insurance Holdings, Inc.                             2,583,750

Internet & Catalog Retail - 4.1%              117,200    eBay, Inc. (d)                                           5,020,848

Internet Software & Services - 8.2%           449,400    Akamai Technologies, Inc. (c)(d)                         4,947,894
                                              159,800    Yahoo!, Inc. (d)                                         5,156,746
                                                                                                            ---------------
                                                                                                                 10,104,640

Machinery - 4.1%                               27,200    Caterpillar, Inc.                                        2,585,360
                                               37,700    Parker Hannifin Corp.                                    2,480,660
                                                                                                            ---------------
                                                                                                                  5,066,020

Metals & Mining - 5.7%                         65,800    Phelps Dodge Corp.                                       7,004,410

Oil & Gas - 4.2%                               84,500    ChevronTexaco Corp.                                      5,245,760

Road & Rail - 4.8%                            166,900    Norfolk Southern Corp.                                   5,990,041

Software - 2.1%                               116,800    Activision, Inc. (d)                                     2,553,248

Trading Companies & Distributors - 4.0%        84,400    Fastenal Co.                                             4,934,024

Wireless Telecommunication Services - 4.7%    294,900    Nextel Partners, Inc. Class A (d)                        5,871,459


                                                         Total Investments in Common Stocks
                                                         (Cost - $113,489,070) - 98.4%                          121,699,116


                                  Beneficial Interest    Short-Term Securities
                                       $    2,429,537    Merrill Lynch Liquidity Series, LLC Cash
                                                         Sweep Series I (a)                                       2,429,537
                                           10,627,100    Merrill Lynch Liquidity Series, LLC Money
                                                         Market Series (a)(b)                                    10,627,100

                                                         Total Investments in Short-Term Securities
                                                         (Cost - $13,056,637) - 10.5%                            13,056,637

                                                         Total Investments (Cost - $126,545,707**) - 108.9%     134,755,753
                                                         Liabilities in Excess of Other Assets - (8.9%)        (11,023,925)
                                                                                                            ---------------
                                                         Net Assets - 100.0%                                $   123,731,828
                                                                                                            ===============

  * For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $   126,545,707
                                                    ===============
    Gross unrealized appreciation                   $    12,817,089
    Gross unrealized depreciation                       (4,607,043)
                                                    ---------------
    Net unrealized appreciation                     $     8,210,046
                                                    ===============

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                                   Interest
     Affiliate                                  Net Activity        Income

     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $    1,468,739      $   7,039
     Merrill Lynch Liquidity Series,
       LLC Money Market Series                $  (1,249,908)      $   3,999


(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or portion of security, is on loan.

(d) Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: April 22, 2005